UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22917

Absolute Shares Trust
 (Exact name of registrant as specified in charter)

Millington Securities, Inc.
331 Newman Springs Rd Suite 122
Red Bank, New Jersey 07701
(Address of principal executive offices) (Zip code)

Don Schreiber, Jr.
Millington Securities, Inc.
331 Newman Springs Rd Suite 122
Red Bank, New Jersey 07701
 (Name and address of agent for service)

(732) 842-4920
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

WBI Tactical SMG Shares
Schedule of Investments
September 30, 2017 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 96.4%
Consumer Discretionary - 17.3%
92,615	BBX Capital Corporation	$682,572
28,608	Garmin, Ltd. +	1,543,974
37,961	Hanesbrands, Inc. +	935,359
15,077	Hooker Furniture Corporation	719,927
3,905	Marriott Vacations Worldwide Corporation	486,289
70,698	New York Times Company +	1,385,681
50,985	PulteGroup, Inc. +	1,393,420
		7,147,222
Financials - 23.0%
14,830	Cathay General Bancorp	596,166
21,356	CenterState Bank Corporation	572,341
23,919	East West Bancorp, Inc. +	1,429,878
8,772	Eaton Vance Corporation	433,074
15,239	Lakeland Financial Corporation	742,444
20,400	MainSource Financial Group, Inc.	731,544
4,670	MSCI, Inc.	545,923
22,733	SEI Investments Company	1,388,077
27,559	State Bank Financial Corporation	789,565
39,374	Synovus Financial Corporation	1,813,566
3,855	Virtus Investment Partners, Inc. +	447,373
		9,489,951
Health Care - 2.6%
14,513	Hill-Rom Holdings, Inc.	1,073,962
Industrials - 20.6%
15,288	AAR Corporation	577,581
15,542	Allegion plc	1,343,917
10,173	Altra Industrial Motion Corporation	489,321
19,687	Barnes Group, Inc.	1,386,752
11,191	IDEX Corporation +	1,359,371
7,612	Kadant, Inc.	750,163
22,600	KAR Auction Services, Inc.	1,078,924
22,172	Kimball International, Inc.	438,340
13,259	MSA Safety, Inc.	1,054,223
		8,478,592
Information Technology - 22.1%
27,453	Brooks Automation, Inc.	833,473
13,390	Cabot Microelectronics Corporation	1,070,263
16,462	CDW Corporation +	1,086,492
26,385	CTS Corporation	635,878
63,950	Daktronics, Inc.	675,952
55,145	Genpact, Ltd.	1,585,419
10,021	Littelfuse, Inc.	1,962,913
11,378	LogMeIn, Inc.	1,252,149
		9,102,539
Materials - 10.8%
19,132	Avery Dennison Corporation	1,881,441
38,125	Huntsman Corporation	1,045,387
13,095	Packaging Corporation of America	1,501,735
		4,428,563
TOTAL COMMON STOCKS (Cost $36,671,521)		39,720,829

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 0.8%
329,199	U.S. Bank Money Market Deposit Account, 0.90%	329,199
TOTAL SHORT-TERM INVESTMENTS (Cost $329,199)		329,199

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 16.8%
6,916,501	Mount Vernon Liquid Assets Portfolio, LLC 1.32% (a)^*	6,916,501
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,916,501)		6,916,501

TOTAL INVESTMENTS - 114.0% (Cost $43,917,221)		46,966,529
Liabilities in Excess of Other Assets - (14.0)%		(5,759,535)
NET ASSETS - 100.0%		$41,206,994

(a)	The rate quoted is the annualized seven-day yield as of September 30, 2017.
+	All or portion of this security is on loan as of September 30, 2017. Total value of securities on loan is $6,752,790.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $6,916,501 as of September 30, 2017.
*	This represents a privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical SMV Shares
Schedule of Investments
September 30, 2017 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 97.5%
Consumer Discretionary - 18.3%
70,640	Aramark	$2,868,690
42,494	Caleres, Inc.	1,296,917
7,863	Carter's, Inc. +	776,471
76,852	Dana, Inc.	2,148,782
10,245	John Wiley & Sons, Inc.	548,108
15,580	Lear Corporation	2,696,586
44,931	PulteGroup, Inc. +	1,227,964
6,697	Vail Resorts, Inc.	1,527,720
		13,091,238
Financials - 28.1%
30,621	Banner Corporation	1,876,455
51,693	Cathay General Bancorp	2,078,059
48,062	CIT Group, Inc. +	2,357,441
9,833	Eaton Vance Corporation	485,455
32,823	International Bancshares Corporation +	1,316,202
43,380	Lakeland Bancorp, Inc.	884,952
45,301	Legg Mason, Inc. +	1,780,782
31,957	LPL Financial Holdings, Inc.	1,648,023
35,756	MainSource Financial Group, Inc.	1,282,210
53,033	MB Financial, Inc. +	2,387,546
17,400	SEI Investments Company	1,062,444
183,791	Valley National Bancorp	2,214,682
6,729	Virtus Investment Partners, Inc. +	780,900
		20,155,151
Industrials - 23.4%
61,607	Donaldson Company, Inc.	2,830,226
3,658	Dun & Bradstreet Corporation	425,828
47,363	Hillenbrand, Inc. +	1,840,053
56,650	ITT, Inc.	2,507,895
8,788	Kadant, Inc.	866,057
44,076	Kelly Services, Inc.	1,105,867
51,894	Korn/Ferry International	2,046,180
19,553	ManpowerGroup, Inc.	2,303,734
20,204	Matson, Inc.	569,349
28,651	Regal Beloit Corporation	2,263,429
		16,758,618
Information Technology - 10.1%
15,696	Accenture plc	2,120,059
16,995	Broadridge Financial Solutions, Inc.	1,373,536
26,070	Brooks Automation, Inc.	791,485
12,053	Maxim Integrated Products, Inc.	575,049
124,714	Vishay Intertechnology, Inc.	2,344,623
		7,204,752
Materials - 13.6%
33,318	Avery Dennison Corporation	3,276,492
41,299	Greif, Inc.	2,417,644
62,898	Huntsman Corporation	1,724,663
22,495	Kaiser Aluminum Corporation	2,320,134
		9,738,933
Real Estate - 3.0%
64,742	Realogy Holdings Corporation	2,133,249
Utilities - 1.0%
62,737	AES Corporation	691,362
TOTAL COMMON STOCKS (Cost $65,434,911)		69,773,303

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 3.5%
2,513,068	U.S. Bank Money Market Deposit Account, 0.90%	2,513,068
TOTAL SHORT-TERM INVESTMENTS (Cost $2,513,068)		2,513,068

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.2%
9,465,010	Mount Vernon Liquid Assets Portfolio, LLC 1.32% (a)^*	9,465,010
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,465,010)		9,465,010

TOTAL INVESTMENTS - 114.2% (Cost $77,412,989)		81,751,381
Liabilities in Excess of Other Assets - (14.2)%		(10,148,044)
NET ASSETS - 100.0%		$71,603,337

(a)	The rate quoted is the annualized seven-day yield as of September 30, 2017.
+	All or portion of this security is on loan as of September 30, 2017. Total value of securities on loan is $8,728,922.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $9,465,010 as of September 30, 2017.
*	This represents a privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical SMY Shares
Schedule of Investments
September 30, 2017 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 75.0%
Consumer Discretionary - 11.1%
35,540	Garmin, Ltd. +	$1,918,094
11,827	John Wiley & Sons, Inc.	632,744
36,749	Tractor Supply Company +	2,325,844
4,972	Vail Resorts, Inc.	1,134,213
8,411	Wyndham Worldwide Corporation +	886,604
		6,897,499
Energy - 0.9%
7,677	Valero Energy Corporation +	590,592
Financials - 37.7%
9,155	Aflac, Inc.	745,125
45,048	Arthur J. Gallagher & Company	2,772,704
53,180	Berkshire Hills Bancorp, Inc.	2,060,725
32,546	Eaton Vance Corporation	1,606,796
8,618	FBL Financial Group, Inc.	642,041
10,994	Federal Agricultural Mortgage Corporation +	799,704
16,268	First American Financial Corporation	812,912
68,094	First Midwest Bancorp, Inc.	1,594,761
23,830	Guaranty Bancorp	662,474
25,421	Hanover Insurance Group, Inc.	2,464,058
28,482	International Bancshares Corporation	1,142,128
40,667	Legg Mason, Inc. +	1,598,620
7,894	LPL Financial Holdings, Inc.	407,094
46,921	MB Financial, Inc.	2,112,383
42,100	OceanFirst Financial Corporation	1,157,329
20,929	TriCo Bancshares	852,857
170,104	Valley National Bancorp	2,049,753
		23,481,464
Health Care - 5.1%
53,582	HealthSouth Corporation	2,483,526
5,551	Johnson & Johnson	721,685
		3,205,211
Industrials - 7.3%
3,285	Dun & Bradstreet Corporation	382,407
10,564	KAR Auction Services, Inc.	504,326
16,901	ManpowerGroup, Inc.	1,991,276
35,857	Matson, Inc.	1,010,450
8,232	MSA Safety, Inc.	654,526
		4,542,985
Materials - 12.1%
26,337	Avery Dennison Corporation	2,589,980
37,466	Greif, Inc.	2,193,260
20,486	Kaiser Aluminum Corporation +	2,112,926
22,094	Schnitzer Steel Industries, Inc.	621,946
		7,518,112
Utilities - 0.8%
45,758	AES Corporation	504,253
TOTAL COMMON STOCKS (Cost $44,666,957)		46,740,116

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 36.3%
22,627,751	U.S. Bank Money Market Deposit Account, 0.90%	22,627,751
TOTAL SHORT-TERM INVESTMENTS (Cost $22,627,751)		22,627,751

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.5%
5,923,940	Mount Vernon Liquid Assets Portfolio, LLC 1.32% (a)^*	5,923,940
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,923,940)		5,923,940

TOTAL INVESTMENTS - 120.8% (Cost $73,218,648)		75,291,807
Liabilities in Excess of Other Assets - (20.8)%		(12,976,467)
NET ASSETS - 100.0%		$62,315,340

(a)	The rate quoted is the annualized seven-day yield as of September 30, 2017.
+	All or portion of this security is on loan as of September 30, 2017. Total value of securities on loan is $5,801,698.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $5,923,940 as of September 30, 2017.
*	This represents a privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical SMS Shares
Schedule of Investments
September 30, 2017 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 90.6%
Consumer Discretionary - 12.6%
43,919	Caleres, Inc.	$1,340,408
32,102	Carter's, Inc. +	3,170,072
16,190	Lear Corporation	2,802,165
46,008	PulteGroup, Inc. +	1,257,399
3,691	Vail Resorts, Inc.	841,991
		9,412,035
Financials - 38.9%
28,256	1st Source Corporation	1,435,405
54,337	American Equity Investment Life Holding Company	1,580,120
52,766	Arthur J. Gallagher & Company	3,247,747
76,620	BancorpSouth, Inc. +	2,455,671
68,336	Brown & Brown, Inc.	3,293,112
53,477	Cathay General Bancorp	2,149,775
71,961	CenterState Bank Corporation +	1,928,555
26,130	Cullen/Frost Bankers, Inc. +	2,480,260
42,920	Eaton Vance Corporation +	2,118,960
46,622	Heritage Financial Corporation +	1,375,349
14,653	Lakeland Financial Corporation +	713,894
20,050	Legg Mason, Inc. +	788,165
57,358	Northwest Bancshares, Inc.	990,573
41,357	SEI Investments Company	2,525,258
56,639	Towne Bank	1,897,407
		28,980,251
Health Care - 5.4%
21,370	Johnson & Johnson	2,778,314
6,352	UnitedHealth Group, Inc.	1,244,039
		4,022,353
Industrials - 23.8%
56,179	Allison Transmission Holdings, Inc.	2,108,398
20,569	Dun & Bradstreet Corporation	2,394,437
36,673	Fortune Brands Home & Security, Inc.	2,465,526
47,848	Hillenbrand, Inc. +	1,858,895
95,903	Interface, Inc.	2,100,276
54,139	Korn/Ferry International	2,134,701
20,171	ManpowerGroup, Inc.	2,376,547
9,435	MSA Safety, Inc.	750,177
10,075	Valmont Industries, Inc.	1,592,857
		17,781,814
Information Technology - 2.8%
17,676	Broadridge Financial Solutions, Inc.	1,428,574
8,604	Cabot Microelectronics Corporation	687,718
		2,116,292
Materials - 7.1%
35,140	Avery Dennison Corporation	3,455,668
65,890	Huntsman Corporation	1,806,704
		5,262,372
TOTAL COMMON STOCKS (Cost $62,656,950)		67,575,117

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 9.4%
6,995,690	U.S. Bank Money Market Deposit Account, 0.90%	6,995,690
TOTAL SHORT-TERM INVESTMENTS (Cost $6,995,690)		6,995,690

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.6%
7,938,937	Mount Vernon Liquid Assets Portfolio, LLC 1.32% (a)^*	7,938,937
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,938,937)		7,938,937

TOTAL INVESTMENTS - 110.6% (Cost $77,591,577)		82,509,744
Liabilities in Excess of Other Assets - (10.6)%		(7,946,558)
NET ASSETS - 100.0%		$74,563,186

(a)	The rate quoted is the annualized seven-day yield as of September 30, 2017.
+	All or portion of this security is on loan as of September 30, 2017. Total value of securities on loan is $7,787,451.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $7,938,937 as of September 30, 2017.
*	This represents a privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical LCG Shares
Schedule of Investments
September 30, 2017 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.2%
Consumer Discretionary - 20.9%
11,715	Expedia, Inc.	$1,686,257
10,063	Garmin, Ltd. +	543,100
29,310	Hilton Worldwide Holdings, Inc. +	2,035,580
11,869	Home Depot, Inc.	1,941,294
18,221	Time Warner, Inc.	1,866,741
19,068	Wyndham Worldwide Corporation +	2,009,958
		10,082,930
Consumer Staples - 3.8%
13,971	Clorox Company	1,842,915
Financials - 29.3%
13,714	Ameriprise Financial, Inc.	2,036,666
4,585	Aon plc	669,869
10,968	Citizens Financial Group, Inc.	415,358
34,853	East West Bancorp, Inc.	2,083,512
28,523	Intercontinental Exchange, Inc.	1,959,530
16,206	MSCI, Inc.	1,894,481
12,983	Nasdaq, Inc.	1,007,091
13,403	S&P Global, Inc.	2,095,023
13,037	Willis Towers Watson plc +	2,010,697
		14,172,227
Health Care - 9.5%
11,716	Aetna, Inc.	1,862,961
14,684	Johnson & Johnson	1,909,067
4,135	UnitedHealth Group, Inc.	809,840
		4,581,868
Industrials - 8.8%
163,000	CNH Industrial N.V. +	1,957,630
27,986	Emerson Electric Company	1,758,640
2,979	Parker-Hannifin Corporation	521,385
		4,237,655
Information Technology - 26.9%
6,789	Accenture plc	916,990
25,928	Activision Blizzard, Inc.	1,672,615
22,866	Analog Devices, Inc.	1,970,363
10,510	Apple, Inc.	1,619,801
33,757	Applied Materials, Inc.	1,758,402
13,875	Microchip Technology, Inc. +	1,245,698
25,349	Microsoft Corporation	1,888,247
23,341	TE Connectivity, Ltd.	1,938,704
		13,010,820
TOTAL COMMON STOCKS (Cost $45,700,958)		47,928,415

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 0.8%
401,256	U.S. Bank Money Market Deposit Account, 0.90%	401,256
TOTAL SHORT-TERM INVESTMENTS (Cost $401,256)		401,256

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.0%
6,286,940	Mount Vernon Liquid Assets Portfolio, LLC 1.32% (a)^*	6,286,940
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,286,940)		6,286,940

TOTAL INVESTMENTS - 113.0% (Cost $52,389,154)		54,616,611
Liabilities in Excess of Other Assets - (13.0)%		(6,294,493)
NET ASSETS - 100.0%		$48,322,118

(a)	The rate quoted is the annualized seven-day yield as of September 30, 2017.
+	All or portion of this security is on loan as of September 30, 2017. Total value of securities on loan is $6,153,314.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $6,286,940 as of September 30, 2017.
*	This represents a privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical LCV Shares
Schedule of Investments
September 30, 2017 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 94.9%
Consumer Discretionary - 5.1%
15,155	Home Depot, Inc.	$2,478,752
15,007	Wyndham Worldwide Corporation	1,581,888
		4,060,640
Consumer Staples - 7.5%
23,056	Clorox Company	3,041,317
26,116	Hershey Company	2,851,084
		5,892,401
Financials - 19.0%
7,877	Ameriprise Financial, Inc.	1,169,813
6,013	BlackRock, Inc.	2,688,352
41,422	Nasdaq, Inc.	3,213,105
39,334	Raymond James Financial, Inc.	3,317,036
56,357	SunTrust Banks, Inc.	3,368,458
40,580	Synchrony Financial	1,260,009
		15,016,773
Health Care - 7.4%
17,633	Aetna, Inc.	2,803,823
23,315	Johnson & Johnson	3,031,183
		5,835,006
Industrials - 25.6%
19,650	Cummins, Inc.	3,301,790
35,959	Dover Corporation	3,286,293
15,195	Ingersoll-Rand plc	1,354,938
11,087	Lockheed Martin Corporation	3,440,185
3,518	Northrop Grumman Corporation	1,012,199
19,107	Parker-Hannifin Corporation	3,344,107
10,403	United Parcel Service, Inc.	1,249,296
40,870	Waste Management, Inc.	3,198,895
		20,187,703
Information Technology - 13.4%
23,696	Accenture plc	3,200,619
42,521	Microsoft Corporation	3,167,389
19,087	Oracle Corporation	922,856
45,989	Xilinx, Inc. +	3,257,401
		10,548,265
Materials - 16.9%
37,577	Avery Dennison Corporation	3,695,322
33,400	Celanese Corporation - Series A	3,482,618
22,937	Ecolab, Inc. +	2,949,928
22,167	International Flavors & Fragrances, Inc.	3,167,886
		13,295,754
TOTAL COMMON STOCKS (Cost $71,045,992)		74,836,542

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 0.8%
630,550	U.S. Bank Money Market Deposit Account, 0.90%	630,550
TOTAL SHORT-TERM INVESTMENTS (Cost $630,550)		630,550

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.0%
1,605,866	Mount Vernon Liquid Assets Portfolio, LLC 1.32% (a)^*	1,605,866
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,605,866)		1,605,866

TOTAL INVESTMENTS - 97.7% (Cost $73,282,408)		77,072,958
Other Assets in Excess of Liabilities - 2.3%		1,820,141
NET ASSETS - 100.0%		$78,893,099

(a)	The rate quoted is the annualized seven-day yield as of September 30, 2017.
+	All or portion of this security is on loan as of September 30, 2017. Total value of securities on loan is $1,576,309.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $1,605,866 as of September 30, 2017.
*	This represents a privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical LCY Shares
Schedule of Investments
September 30, 2017 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 98.5%
Consumer Discretionary - 7.9%
19,603	Home Depot, Inc.	$3,206,266
29,180	Wyndham Worldwide Corporation +	3,075,864
		6,282,130
Consumer Staples - 3.8%
22,908	Clorox Company	3,021,794
Financials - 30.0%
37,679	Aflac, Inc.	3,066,694
22,464	Ameriprise Financial, Inc.	3,336,129
53,131	Arthur J. Gallagher & Company	3,270,213
7,153	BlackRock, Inc. +	3,198,035
51,812	MetLife, Inc. +	2,691,633
68,250	Morgan Stanley	3,287,602
20,761	Nasdaq, Inc.	1,610,431
56,401	SunTrust Banks, Inc.	3,371,088
		23,831,825
Health Care - 3.8%
23,292	Johnson & Johnson	3,028,193
Industrials - 29.5%
27,323	Caterpillar, Inc.	3,407,452
51,537	Emerson Electric Company	3,238,585
18,369	Honeywell International, Inc.	2,603,622
35,747	Ingersoll-Rand plc	3,187,560
11,101	Lockheed Martin Corporation	3,444,529
47,316	Republic Services, Inc.	3,125,695
10,348	United Parcel Service, Inc.	1,242,691
40,986	Waste Management, Inc.	3,207,974
		23,458,108
Information Technology - 16.9%
24,082	Accenture plc	3,252,756
39,025	Analog Devices, Inc.	3,362,784
42,212	Microsoft Corporation	3,144,372
33,961	Motorola Solutions, Inc. +	2,882,270
10,160	TE Connectivity, Ltd.	843,890
		13,486,072
Materials - 6.6%
34,133	Eastman Chemical Company	3,088,695
21,749	LyondellBasell Industries N.V. +	2,154,239
		5,242,934
TOTAL COMMON STOCKS (Cost $73,614,778)		78,351,056

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 0.8%
636,409	U.S. Bank Money Market Deposit Account, 0.90%	636,409
TOTAL SHORT-TERM INVESTMENTS (Cost $636,409)		636,409

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.6%
7,672,062	Mount Vernon Liquid Assets Portfolio, LLC 1.32% (a)^*	7,672,062
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,672,062)		7,672,062

TOTAL INVESTMENTS - 108.9% (Cost $81,923,249)		86,659,527
Liabilities in Excess of Other Assets - (8.9)%		(7,072,045)
NET ASSETS - 100.0%		$79,587,482

(a)	The rate quoted is the annualized seven-day yield as of September 30, 2017.
+	All or portion of this security is on loan as of September 30, 2017. Total value of securities on loan is $7,594,428.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $7,672,062 as of September 30, 2017.
*	This represents a privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical LCS Shares
Schedule of Investments
September 30, 2017 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 89.9%
Consumer Discretionary - 8.1%
11,610	Home Depot, Inc.	$1,898,931
17,921	Wyndham Worldwide Corporation +	1,889,053
		3,787,984
Consumer Staples - 3.8%
13,627	Clorox Company	1,797,538
Financials - 24.5%
13,362	Ameriprise Financial, Inc.	1,984,391
4,364	BlackRock, Inc.	1,951,101
35,587	Brown & Brown, Inc. +	1,714,938
52,185	Citizens Financial Group, Inc.	1,976,246
27,966	Intercontinental Exchange, Inc. +	1,921,264
25,250	Nasdaq, Inc.	1,958,642
		11,506,582
Health Care - 3.9%
13,921	Johnson & Johnson	1,809,869
Industrials - 17.0%
11,924	Cummins, Inc.	2,003,590
20,923	Ingersoll-Rand plc	1,865,704
9,971	Parker-Hannifin Corporation	1,745,124
4,689	Rockwell Automation, Inc.	835,626
4,574	Stanley Black & Decker, Inc.	690,537
10,570	Waste Management, Inc.	827,314
		7,967,895
Information Technology - 30.4%
12,192	Accenture plc	1,646,773
23,552	Analog Devices, Inc.	2,029,476
11,801	Apple, Inc.	1,818,770
9,324	Harris Corporation	1,227,784
25,830	Microsoft Corporation	1,924,077
38,691	Oracle Corporation	1,870,710
22,660	TE Connectivity, Ltd.	1,882,140
27,393	Xilinx, Inc. +	1,940,246
		14,339,976
Materials - 1.2%
5,225	Celanese Corporation - Series A	544,811
TOTAL COMMON STOCKS (Cost $40,186,174)		41,754,655

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 11.2%
5,262,785	U.S. Bank Money Market Deposit Account, 0.90%	5,262,785
TOTAL SHORT-TERM INVESTMENTS (Cost $5,262,785)		5,262,785

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.3%
3,444,775	Mount Vernon Liquid Assets Portfolio, LLC 1.32% (a)^*	3,444,775
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,444,775)		3,444,775

TOTAL INVESTMENTS - 107.4% (Cost $48,893,734)		50,462,215
Liabilities in Excess of Other Assets - (7.4)%		(3,476,528)
NET ASSETS - 100.0%		$46,985,687

(a)	The rate quoted is the annualized seven-day yield as of September 30, 2017.
+	All or portion of this security is on loan as of September 30, 2017. Total value of securities on loan is $3,379,504.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $3,444,775 as of September 30, 2017.
*	This represents a privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical Income Shares
Schedule of Investments
September 30, 2017 (Unaudited)

Shares/Amount	Security Description	Value
EXCHANGE TRADED FUNDS - 99.2%
166,904	iShares 10-20 Year Treasury Bond ETF +	$22,770,713
192,560	iShares 7-10 Year Treasury Bond ETF +	20,511,491
93,925	iShares Emerging Markets High Yield Bond ETF +	4,770,545
182,374	iShares iBoxx $ High-Yield Corporate Bond ETF +	16,187,516
246,032	iShares U.S. Preferred Stock ETF +	9,548,502
121,384	PIMCO Enhanced Short Maturity Active ETF +	12,356,891
313,958	PowerShares Chinese Yuan Dim Sum Bond Portfolio ETF +	7,318,361
178,128	PowerShares Emerging Markets Sovereign Debt ETF	5,302,871
571,375	SPDR Bloomberg Barclays Short-Term High Yield Bond ETF	15,981,359
494,633	VanEck Vectors International High Yield Bond ETF	12,741,746
166,507	Vanguard Long-Term Corporate Bond ETF	15,679,964
183,362	Vanguard Intermediate-Term Corporate Bond ETF +	16,137,690
27,767	WisdomTree Asia Local Debt ETF	1,261,177
TOTAL EXCHANGE TRADED FUNDS (Cost $159,717,912)		160,568,826

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 0.8%
1,289,570	U.S. Bank Money Market Deposit Account, 0.90%	1,289,570
TOTAL SHORT-TERM INVESTMENTS (Cost $1,289,570)		1,289,570

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 22.2%
35,856,070	Mount Vernon Liquid Assets Portfolio, LLC 1.32% (a)^*	35,856,070
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $35,856,070)		35,856,070

TOTAL INVESTMENTS - 122.2% (Cost $196,863,552)		197,714,466
Liabilities in Excess of Other Assets - (22.2)%		(35,914,107)
NET ASSETS - 100.0%		$161,800,359

(a)	The rate quoted is the annualized seven-day yield as of September 30, 2017.
+	All or portion of this security is on loan as of September 30, 2017. Total value of securities on loan is $35,099,981.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $35,856,070 as of September 30, 2017.
*	This represents a privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical High Income Shares
Schedule of Investments
September 30, 2017 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 29.3%
Consumer Discretionary - 2.0%
88,776	Hanesbrands, Inc. +	$2,187,441
14,470	Vail Resorts, Inc.	3,300,896
		5,488,337
Financials - 16.2%
145,505	Aflac, Inc.	11,842,652
19,462	Ameriprise Financial, Inc.	2,890,302
194,086	Arthur J. Gallagher & Company	11,945,993
24,770	Hanover Insurance Group, Inc.	2,400,956
160,389	Legg Mason, Inc. +	6,304,891
125,358	SunTrust Banks, Inc.	7,492,648
95,503	Valley National Bancorp	1,150,811
		44,028,253
Information Technology - 7.8%
121,440	Analog Devices, Inc.	10,464,485
25,395	Canon, Inc. - ADR +	871,556
110,968	Texas Instruments, Inc.	9,947,172
		21,283,213
Real Estate - 3.3%
235,482	Piedmont Office Realty Trust, Inc. #	4,747,317
129,485	Washington Real Estate Investment Trust # +	4,241,929
		8,989,246
TOTAL COMMON STOCKS (Cost $75,522,402)		79,789,049

EXCHANGE TRADED FUNDS - 69.3%
238,606	iShares 10+ Year Credit Bond ETF	14,806,695
526,409	iShares iBoxx $ High-Yield Corporate Bond ETF +	46,724,063
332,446	iShares U.S. Preferred Stock ETF +	12,902,230
346,972	PowerShares Emerging Markets Sovereign Debt ETF	10,329,356
1,675,109	SPDR Bloomberg Barclays Short-Term High Yield Bond ETF	46,852,799
462,299	VanEck Vectors Emerging Markets High Yield Bond ETF +	11,474,215
274,497	Vanguard Long-Term Corporate Bond ETF	25,849,382
224,752	Vanguard Intermediate-Term Corporate Bond ETF	19,780,424
TOTAL EXCHANGE TRADED FUNDS (Cost $186,213,767)		188,719,164

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 1.4%
3,891,373	U.S. Bank Money Market Deposit Account, 0.90%	3,891,373
TOTAL SHORT-TERM INVESTMENTS (Cost $3,891,373)		3,891,373

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 19.4%
52,941,826	Mount Vernon Liquid Assets Portfolio, LLC 1.32% (a)^*	52,941,826
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $52,941,826)		52,941,826

TOTAL INVESTMENTS - 119.4% (Cost $318,569,368)		325,341,412
Liabilities in Excess of Other Assets - (19.4)%		(52,997,408)
NET ASSETS - 100.0%		$272,344,004

(a)	The rate quoted is the annualized seven-day yield as of September 30, 2017.
ADR	American Depositary Receipt
#	Real Estate Investment Trust ("REIT")
+	All or portion of this security is on loan as of September 30, 2017. Total value of securities on loan is $51,878,032.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $52,941,826 as of September 30, 2017.
*	This represents a privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Tactical Rotation Shares
Schedule of Investments
September 30, 2017 (Unaudited)

Shares/Amount	Security Description	Value
EXCHANGE TRADED FUNDS - 98.5%
17,317	First Trust Consumer Staples AlphaDEX ETF	$790,867
52,931	First Trust Latin America AlphaDEX ETF	1,170,834
53,768	First Trust North American Energy Infrastructure ETF	1,333,446
30,851	iShares China Large-Cap ETF +	1,358,678
16,349	iShares Emerging Markets High Yield Bond ETF	830,382
28,305	iShares International High Yield Bond ETF	1,516,016
12,728	iShares MSCI Emerging Markets Asia ETF	885,742
9,885	iShares Select Dividend ETF	925,730
59,421	iShares U.S. Preferred Stock ETF	2,306,129
53,412	PowerShares S&P SmallCap Low Volatility ETF	2,453,747
17,839	Utilities Select Sector SPDR ETF	946,359
6,790	Vanguard Consumer Discretionary ETF +	973,279
16,036	Vanguard FTSE Emerging Markets ETF	698,688
16,764	Vanguard REIT ETF +	1,392,921
8,331	Vanguard Total Stock Market ETF +	1,079,031
20,342	WisdomTree Asia Local Debt ETF	923,934
TOTAL EXCHANGE TRADED FUNDS (Cost $19,340,705)		19,585,783

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 1.4%
288,194	U.S. Bank Money Market Deposit Account, 0.90%	288,194
TOTAL SHORT-TERM INVESTMENTS (Cost $288,194)		288,194

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.6%
3,110,383	Mount Vernon Liquid Assets Portfolio, LLC 1.32% (a)^*	3,110,383
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,110,383)		3,110,383

TOTAL INVESTMENTS - 115.5% (Cost $22,739,282)		22,984,360
Liabilities in Excess of Other Assets - (15.5)%		(3,090,540)
NET ASSETS - 100.0%		$19,893,820

(a)	The rate quoted is the annualized seven-day yield as of September 30, 2017.
+	All or portion of this security is on loan as of September 30, 2017. Total value of securities on loan is $3,063,907.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $3,110,383 as of September 30, 2017.
*	This represents a privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Power Factor High Dividend ETF
Schedule of Investments
September 30, 2017 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.0%
Consumer Discretionary - 38.3%
67,692	Barnes & Noble, Inc.	$514,459
43,303	Big 5 Sporting Goods Corporation +	331,268
28,447	Buckle, Inc. +	479,332
27,366	Cato Corporation	362,052
12,872	DineEquity, Inc.	553,239
27,710	DSW, Inc. - Class A	595,211
162,054	Ford Motor Company	1,939,786
35,208	GameStop Corporation - Class A +	727,397
55,300	Gannett Company, Inc.	497,700
51,802	General Motors Company	2,091,765
13,598	H&R Block, Inc. +	360,075
42,311	International Game Technology plc	1,038,735
14,188	Kohl's Corporation +	647,682
11,855	L Brands, Inc.	493,287
29,231	Macy's, Inc.	637,820
61,949	National CineMedia, Inc.	432,404
34,259	New Media Investment Group, Inc.	506,691
119,709	Pier 1 Imports, Inc.	501,581
44,724	Regal Entertainment Group +	715,584
52,964	Tailored Brands, Inc. +	764,800
8,552	Target Corporation +	504,653
		14,695,521
Energy - 10.5%
24,358	CVR Energy, Inc. +	630,872
54,605	PBF Energy, Inc. +	1,507,644
24,466	Valero Energy Corporation	1,882,170
		4,020,686
Financials - 14.1%
34,660	AmTrust Financial Services, Inc. +	466,524
17,981	Artisan Partners Asset Management, Inc.	586,181
26,882	Greenhill & Company, Inc. +	446,241
12,906	Invesco, Ltd.	452,226
42,487	Maiden Holdings, Ltd.	337,772
9,332	Mercury General Corporation	529,031
11,544	Moelis & Company	496,969
31,120	Navient Corporation	467,423
48,161	New York Community Bancorp, Inc. +	620,795
10,706	PacWest Bancorp +	540,760
30,427	Virtu Financial, Inc. +	492,917
		5,436,839
Industrials - 4.1%
12,725	American Railcar Industries, Inc.	491,185
20,742	Quad/Graphics, Inc.	468,976
39,235	Steelcase, Inc.	604,219
		1,564,380
Information Technology - 8.4%
20,386	Cisco Systems, Inc.	685,581
5,790	International Business Machines Corporation	840,013
51,591	Seagate Technology plc +	1,711,274
		3,236,868
Materials - 9.9%
16,844	Domtar Corporation	730,861
10,826	Innophos Holdings, Inc.	532,531
20,775	LyondellBasell Industries N.V.	2,057,764
12,065	Schweitzer-Mauduit International, Inc.	500,215
		3,821,371
Telecommunication Services - 13.7%
38,434	AT&T, Inc.	1,505,460
79,953	CenturyLink, Inc. +	1,511,112
29,406	Consolidated Communications Holdings, Inc.	561,066
33,886	Verizon Communications, Inc.	1,677,018
		5,254,656
TOTAL COMMON STOCKS (Cost $38,124,039)		38,030,321

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 1.5%
568,551	U.S. Bank Money Market Deposit Account, 0.90%	568,551
TOTAL SHORT-TERM INVESTMENTS (Cost $568,551)		568,551

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 25.4%
9,739,753	Mount Vernon Liquid Assets Portfolio, LLC 1.32% (a)^*	9,739,753
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,739,753)		9,739,753

TOTAL INVESTMENTS - 125.9% (Cost $48,432,343)	48,338,625
Liabilities in Excess of Other Assets - (25.9)%	(9,935,190)
NET ASSETS - 100.0%	$38,403,435

(a)	The rate quoted is the annualized seven-day yield as of September 30, 2017.
+	All or portion of this security is on loan as of September 30, 2017. Total value of securities on loan is $9,466,346.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $9,739,753 as of September 30, 2017.
*	This represents a privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Absolute Shares Trust

By (Signature and Title  /s/ Don Schreiber Jr.
 Don Schreiber Jr., President and Principal Executive Officer

Date  November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Don Schreiber Jr.
Don Schreiber Jr., President and Principal Executive Officer

Date  November 27, 2017

By (Signature and Title)*  /s/ Paul Lagermasini
Paul Lagermasini, Treasurer and Chief Financial Officer

Date  November 27, 2017

* Print the name and title of each signing officer under his or her signature.